State Street SPDR MSCI ACWI Climate Paris Aligned ETF Average Annual Total Returns		12 Months Ended	16 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Climate Paris Aligned Index/MSCI ACWI Low Carbon Target Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	19.86%		10.26%		11.28%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	20.65%	7.91%	8.61%	8.41%
State Street SPDR MSCI ACWI Climate Paris Aligned ETF
Prospectus [Line Items]
Average Annual Return, Percent		20.06%		10.44%		11.45%
State Street SPDR MSCI ACWI Climate Paris Aligned ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.36%		9.89%		10.87%
State Street SPDR MSCI ACWI Climate Paris Aligned ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.10%		8.13%		9.30%

[1]	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.